   Chapman and Cutler LLP
 111 West Monroe Street
 Chicago, Illinois 60603

September 7, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                 Incapital Unit Trust, Series 11 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of the Registration Statement on Form S‑6 for the registration under the Securities Act of 1933, as amended (the “Securities Act”), of units representing the ownership of interests in the subject Fund.  This Registration Statement is filed on September 7, 2012, on behalf of Incapital LLC (the “Sponsor”).  The Fund is expected to be comprised of the following unit investment trust: Balanced Risk Allocation Portfolio, 4Q 2012.  The Fund will invest in a portfolio of shares of exchange-traded funds (“ETFs”).  As the ETFs in which the Fund will invest are structured as open-end management companies or unit investment trusts, the Fund is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act.  We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about November 2, 2012, or shortly thereafter, depending on market conditions.  An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the "Commission") at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective.  Based upon the foregoing, we respectfully request a review of the inclusion in the Fund of the ETFs by the staff of the Commission, along with a full review due to the securities held by the ETFs, and ask that the Fund be granted effectiveness by the staff as early as possible on November 2, 2012.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission.  Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811‑22581) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP
Chapman and Cutler LLP